Warrants - Additional Information (Detail) - $ / shares	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Feb. 04, 2021
Warrants [Line Items]
Share Price	$ 10.00	$ 10.00	$ 10.00
Class of warrants, redemption price per unit	$ 0.10
Number of consecutive trading days for determining share price	20 days	20 days
Percentage of capital raised for business combination to total equity proceeds	60.00%	60.00%
Public Warrants [Member]
Warrants [Line Items]
Public Warrants exercisable, Terms	30 days	30 days
Warrants exercisable term from the closing of IPO	12 months	12 months
Number of warrants or rights outstanding	5 years	5 years
Warrant exercisable for cash or on a cashless basis	0	0
Minimum lock In period For SEC Registration From Date Of Business Combination	15 days	15 days
Minimum lock In period to become effective after the closing of the initial Business Combination	60 days	60 days
Class of warrants, redemption price per unit		$ 0.01
Minimum lock In period for transfer, assign or sell warrants after completion of IPO	30 days
Private Placement Warrants [member]
Warrants [Line Items]
Class of warrants, redemption price per unit	$ 0.01
Minimum lock In period for transfer, assign or sell warrants after completion of IPO		30 days
Share price more than or equals to 18 USD [Member]
Warrants [Line Items]
Class of warrants, redemption notice period	30 days	30 days
Number of consecutive trading days for determining share price	20 days	20 days
Number of trading days for determining share price	30 days	30 days
Share price more than or equals to 18 USD [Member] | Public Warrants [Member]
Warrants [Line Items]
Share Price	$ 18.00	$ 18.00
Share price less than or equals to 18 USD [Member]
Warrants [Line Items]
Share Price	$ 18.00	18.00
Class of warrants, redemption price per unit		$ 0.10
Class of warrants, redemption notice period		30 days
Number of consecutive trading days for determining share price	20 days	20 days
Number of trading days for determining share price	30 days	30 days
Class of warrants, exercise price adjustment percentage	180.00%	180.00%
Share price less than or equals to 9.20 USD [Member]
Warrants [Line Items]
Share Price	$ 9.20	$ 9.20
Class of warrants, exercise price adjustment percentage	115.00%	115.00%
Common Class A [Member]
Warrants [Line Items]
Share Price	$ 10.00	$ 18.00
Common Class A [Member] | Share price more than or equals to 18 USD [Member]
Warrants [Line Items]
Share Price	18.00	18.00
Common Class A [Member] | Share price less than or equals to 18 USD [Member]
Warrants [Line Items]
Share Price		10.00
Common Class A [Member] | Share price less than or equals to 9.20 USD [Member]
Warrants [Line Items]
Share Price	$ 9.20	$ 9.20